SCHEDULE OF FUTURE MINIMUM UNDER NON-CANCELLABLE LEASES FOR OPERATING LEASES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Leases
2021 (excluding the nine months ended September 30, 2021)	$ 44,638
2022	178,273	9,543
2023	66,738	4,772
Total future minimum lease payments	289,649	14,315
Amount representing interest	(15,041)	(633)
Present value of net future minimum lease payments	$ 274,608	$ 13,682